Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2021
OS Program
Restructuring cumulative costs incurred to date per operating segment
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 2019 December 31, 2020
Electrification 35 18 85
Motion

18 6 25
Process Automation
(1)
37 3 61
Robotics & Discrete Automation 10 8 18
Corporate and Other

49 54 114
Total 149 89 303
(1)

Formerly named

the Industrial

Automation

operating

segment.

Schedule of restructuring expenses, net of changes in estimates
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 2019 December 31, 2020
Employee severance costs 109 81 255
Estimated contract settlement, loss order and other costs 17 1 18
Inventory and long-lived asset impairments 23 7 30
Total 149 89 303

Schedule of allocation of restructuring and related expenses, net of changes in estimates	($ in millions) 2020 2019 Total cost of sales 38 8 Selling, general and administrative expenses 37 46 Non-order related research and development expenses 4 1 Other income (expense), net 70 34 Total 149 89
Schedule of liabilities associated with restructuring program
Contract
settlement,
Employee loss order
($ in millions) severance costs

and other costs
Total
Liability at January 1, 2018 — — —
Expenses

65 — 65
Liability at December 31, 2018 65 — 65
Expenses

111 1 112
Cash payments

(44) (1) (45)
Change in estimates (30) — (30)
Exchange rate differences

(3) — (3)
Liability at December 31, 2019 99 — 99
Expenses

119 17 136
Cash payments

(91) (15) (106)
Change in estimates (10) — (10)
Exchange rate differences

4 — 4
Liability at December 31, 2020 121 2 123
Expenses, net of change in estimates 2 2 4
Cash payments

(65) (3) (68)
Exchange rate differences

(6) — (6)
Liability at December 31, 2021 52 1 53

Other restructuring-related activities
Schedule of restructuring expenses, net of changes in estimates	($ in millions) 2021 2020 2019 Employee severance costs 101 164 55 Estimated contract settlement, loss order and other costs 31 18 37 Inventory and long-lived asset impairments 24 12 22 Total 156 194 114
Schedule of allocation of restructuring and related expenses, net of changes in estimates
($ in millions) 2021 2020 2019
Total

cost of sales

71 95 46
Selling, general and administrative expenses

21 50 4
Non-order related research and development expenses

2 10 —
Other income (expense), net

62 39 64
Total 156 194 114